Stock options (Schedule of detailed information about number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Oct. 31, 2024 USD ($) share $ / shares	Oct. 31, 2023 USD ($) share $ / shares	Oct. 31, 2022 USD ($) share $ / shares
Stock Options [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | share	9,775,000	11,725,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 0.06	$ 0.06
Number of share options granted in share-based payment arrangement | share		3,000,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 0.09
Number of share options expired in share-based payment arrangement | share	(1,025,000)	(2,400,000)
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares	$ 0.12	$ 0.08
Number of share options exercised in share-based payment arrangement | share		(2,550,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 0.09
Proceeds realized from exercise of options | $	$ 0	$ 214,140	$ 0
Number of share options outstanding in share-based payment arrangement at end of period | share	8,750,000	9,775,000	11,725,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 0.06	$ 0.06	$ 0.06